Mortgage Servicing Rights - Sensitivity Impacts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Prepayment rates, impact of 10 percent increase	232
Prepayment rates, impact of 20 percent increase	494
Prepayment rates, impact of 10 percent decrease	(208)
Prepayment rates, impact of 20 percent decrease	(395)
OAS level, impact of 100 bps decrease	158
OAS level, impact of 200 bps decrease	329
OAS level, impact of 100 bps increase	(146)
OAS level, impact of 200 bps increase	(281)
Fixed
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Impact of 10 percent decrease	2 months 23 days
Impact of 20 percent decrease	6 months
Impact of 10 percent increase	2 months 15 days
Impact of 20 percent increase	4 months 20 days
Adjustable
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Impact of 10 percent decrease	2 months 8 days
Impact of 20 percent decrease	4 months 24 days
Impact of 10 percent increase	1 month 27 days
Impact of 20 percent increase	3 months 21 days